Segment information - Reconciliation of segment Adjusted EBITDA to Group loss before taxes (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Segment information
Depreciation and amortization	€ (2,363)	€ (2,359)
Operating loss	(10,459)	(13,870)	€ (44,438)
Financial costs, net	(620)	(259)
Loss before taxes from continuing operations	(11,079)	(14,129)
Operating segment
Segment information
Reported segment Adjusted EBITDA	1,911	2,551
Reported segment Adjusted EBITDA after corporate expenses	(10,053)	(9,469)
Operating loss	(10,459)	(13,870)
Financial costs, net	(620)	(259)
Loss before taxes from continuing operations	(11,079)	(14,129)
Corporate
Segment information
Corporate expenses	(11,964)	(12,020)
Depreciation and amortization	(1,795)	(1,539)
Sharebased payment expenses
Segment information
Share-based payment (true-up)/ expenses (Note 12)	1,957	(2,042)
Depreciation and amortization
Segment information
Depreciation and amortization	€ (2,363)	€ (2,359)